Income Tax - Schedule of Deferred Income Tax Assets (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income Tax Assets [Abstract]
Operating losses carryforwards	¥ 409,124,311	¥ 356,759,527
Contract liabilities	6,644,531	7,816,022
Impairment losses	26,434,674	28,851,871
Advertising expenses		4,370,405
Operating lease liabilities	139,547,582	210,873,365
Other current liabilities	31,384,591	31,132,869
Property and equipment	7,164,319	2,776,777
Total gross deferred tax assets	620,300,008	642,580,836
Less: valuation allowances	(482,127,651)	(418,748,714)	¥ (275,431,351)
Deferred tax assets, net of valuation allowance	138,172,357	223,832,122
Operating right-of-use assets	(123,327,098)	(196,359,374)
Property and equipment	(14,845,259)	(27,472,748)
Deferred tax liability	(138,172,357)	(223,832,122)
Deferred tax assets	138,172,357	223,832,122
Deferred tax liabilities	(138,172,357)	(223,832,122)
Net deferred tax assets